Statement of Cash Flows (Un-Audited) (USD $)	3 Months Ended		52 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Net Income (Loss)	$ (258,489)	$ (274,454)	$ (3,611,429)
Depreciation	8,325	3,234	51,247
Increase (Decrease) in Prepaid Expense and Other Assets			(14,000)
ShareBasedGoodsAndNonemployeeServicesTransactionExpense		49,296	1,651,220
Increase (Decrease) in Accounts Payable			7,486
Increase (Decrease) in Accounts Payable and Accrued Liabilities		(6,091)
Net Cash Provided by (Used in) Operating Activities	(250,164)	(228,015)	(1,915,476)
Payments to Acquire Property, Plant, and Equipment		(39,137)	(110,489)
Net Cash Provided by (Used in) Investing Activities		(39,137)	(110,489)
Proceeds from (Repayments of) Notes Payable	92,000		92,000
Proceeds from (Repayments of) Related Party Debt		10,787	10,000
Proceeds from Issuance of Common Stock	170,000	334,893	1,982,756
Net Cash Provided by (Used in) Financing Activities	262,000	345,680	2,084,756
Cash and Cash Equivalents, Period Increase (Decrease)	11,836	78,528	58,791
Cash and Cash Equivalents, at Carrying Value	46,955	74,559
Cash and Cash Equivalents, at Carrying Value	$ 58,791	$ 153,087	$ 58,791